10-K Consolidated Statements of Equity - USD ($) $ in Thousands	Total	Common stock	Other paid-in capital	Retained earnings	Parent stock held by subsidiary	Accumulated other comprehensive loss
Common stock balance (in shares) at Dec. 31, 2019		80,000
Beginning balance at Dec. 31, 2019	$ 778,080	$ 800	$ 548,631	$ 260,729	$ (3,626)	$ (28,454)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	147,325			147,325
Other comprehensive income (loss)	(499)					(499)
Net transfers to Parent	(46,662)		1,631	(48,293)
Common stock balance (in shares) at Dec. 31, 2020		80,000
Ending balance at Dec. 31, 2020	878,244	$ 800	550,262	359,761	(3,626)	(28,953)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	129,755			129,755
Other comprehensive income (loss)	4,463					4,463
Net transfers to Parent	$ (59,618)		(548)	(59,070)
Common stock balance (in shares) at Dec. 31, 2021	80,000	80,000
Ending balance at Dec. 31, 2021	$ 952,844	$ 800	549,714	430,446	(3,626)	(24,490)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	(40,010)			(40,010)
Other comprehensive income (loss)	303					303
Common stock balance (in shares) at Mar. 31, 2022		80,000
Ending balance at Mar. 31, 2022	$ 897,035	$ 800	546,615	377,433		(24,187)
Common stock balance (in shares) at Dec. 31, 2021	80,000	80,000
Beginning balance at Dec. 31, 2021	$ 952,844	$ 800	549,714	430,446	(3,626)	(24,490)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	(1,448)
Other comprehensive income (loss)	6,425
Common stock balance (in shares) at Jun. 30, 2022		80,000
Ending balance at Jun. 30, 2022	$ 923,988	$ 800	541,885	402,994		(18,065)
Common stock balance (in shares) at Dec. 31, 2021	80,000	80,000
Beginning balance at Dec. 31, 2021	$ 952,844	$ 800	549,714	430,446	(3,626)	(24,490)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	116,220			116,220
Other comprehensive income (loss)	12,138					12,138
Net transfers to Parent	$ (52,613)		(608)	(52,005)
Common stock balance (in shares) at Dec. 31, 2022	80,000	80,000
Ending balance at Dec. 31, 2022	$ 1,028,589	$ 800	549,106	494,661	(3,626)	(12,352)
Common stock balance (in shares) at Mar. 31, 2022		80,000
Beginning balance at Mar. 31, 2022	897,035	$ 800	546,615	377,433		(24,187)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	38,562			38,562
Other comprehensive income (loss)	6,122					6,122
Common stock balance (in shares) at Jun. 30, 2022		80,000
Ending balance at Jun. 30, 2022	$ 923,988	$ 800	541,885	402,994		(18,065)
Common stock balance (in shares) at Dec. 31, 2022	80,000	80,000
Beginning balance at Dec. 31, 2022	$ 1,028,589	$ 800	549,106	494,661	(3,626)	(12,352)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	(41,320)			(41,320)
Other comprehensive income (loss)	93					93
Common stock balance (in shares) at Mar. 31, 2023		80,000
Ending balance at Mar. 31, 2023	$ 974,769	$ 800	548,174	441,680		(12,259)
Common stock balance (in shares) at Dec. 31, 2022	80,000	80,000
Beginning balance at Dec. 31, 2022	$ 1,028,589	$ 800	549,106	494,661	$ (3,626)	(12,352)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	15,516
Other comprehensive income (loss)	$ 168
Common stock balance (in shares) at Jun. 30, 2023	56,997,350	56,997,350
Ending balance at Jun. 30, 2023	$ 1,094,852	$ 570	611,562	498,530		(12,184)
Common stock balance (in shares) at Mar. 31, 2023		80,000
Beginning balance at Mar. 31, 2023	974,769	$ 800	548,174	441,680		(12,259)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	56,836			56,836
Other comprehensive income (loss)	$ 75					75
Common stock balance (in shares) at Jun. 30, 2023	56,997,350	56,997,350
Ending balance at Jun. 30, 2023	$ 1,094,852	$ 570	$ 611,562	$ 498,530		$ (12,184)